UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2007.

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERS I, L.P.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     203-358-8000

Signature, Place, and Date of Signing:




     DONALD T. NETTER     STAMFORD, CT     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $47,495 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter
     28-11255                      DOLPHIN HOLDINGS CORP.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSON'S INC                COM              13104104      2203    85836          DEFINED 2                2203
CABLEVISION SYSTEMS CORP       CL A NY CABLVS   12686C109     3121   116900          DEFINED 2                3121
CONSTELLATION ENERGY GRP INC   COM              210371100     7222   132000          DEFINED 2                7222
DURATEK INC                    COM              26658Q102     1314    60000          DEFINED 2                1314
EDUCATION MGMT CORP            COM              28139T101     5616   135000          DEFINED 2                5616
FAIRMONT HTLS & RESORTS INC    COM              305204109     5014   112162          DEFINED 2                5014
KNIGHT RIDDER                  COM              499040103     2086    33000          DEFINED 2                2086
MAIN STREET BANKS INC          COM              56034R102     1413    54584          DEFINED 2                1413
MICHAELS STORES INC            COM              594087108     3382    90000          DEFINED 2                3382
MTR GAMING GROUP INC           COM              553769100     1551   150736          DEFINED 2                1551
NORTH FORK BANCORP INC         COM              659424105     5207   180600          DEFINED 2                5207
PANAMSAT HOLDINGS CORP         COM              69831Y105     2628   105870          DEFINED 2                2628
REMINGTON OIL & GAS CORP       COM              759594302     3890    90000          DEFINED 2                3890
TITAN INTL INC                 COM              88830M102     2848   165000          DEFINED 2                2848